Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,467,557.32

Principal:
Principal Collections	$17,723,805.98
Prepayments in Full	$11,408,228.29
Liquidation Proceeds	$565,808.63
Recoveries	$107,273.86
Sub Total	$29,805,116.76
Collections	$32,272,674.08

Purchase Amounts:
Purchase Amounts Related to Principal	$346,454.09
Purchase Amounts Related to Interest	$1,349.88
Sub Total	$347,803.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,620,478.05

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$32,620,478.05
Servicing Fee	$573,595.41	$573,595.41	$0.00	$0.00	$32,046,882.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,046,882.64
Interest - Class A-2 Notes	$14,508.85	$14,508.85	$0.00	$0.00	$32,032,373.79
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$31,839,552.96
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$31,770,100.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,770,100.46
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$31,732,275.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,732,275.04
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$31,702,457.04
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,702,457.04
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$31,661,676.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,661,676.54
Regular Principal Payment	$29,041,776.09	$29,041,776.09	$0.00	$0.00	$2,619,900.45
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,619,900.45
Residuel Released to Depositor	$0.00	$2,619,900.45	$0.00	$0.00	$0.00
Total		$32,620,478.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$29,041,776.09
Total					$29,041,776.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$29,041,776.09	$69.93	$14,508.85	$0.03	$29,056,284.94	$69.96
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$29,041,776.09	$21.64	$385,206.10	$0.29	$29,426,982.19	$21.93

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$45,817,427.51	0.1103237	$16,775,651.42	0.0403941
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$665,457,427.51	0.4958551	$636,415,651.42	0.4742151

Pool Information
Weighted Average APR	4.294%	4.288%
Weighted Average Remaining Term	42.00	41.14
Number of Receivables Outstanding	38,741	37,856
Pool Balance	$688,314,490.47	$657,881,094.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$669,015,111.96	$639,516,834.92
Pool Factor	0.5085792	0.4860927

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$9,868,216.41
Yield Supplement Overcollateralization Amount	$18,364,259.30
Targeted Overcollateralization Amount	$21,465,442.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$21,465,442.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	17

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		99	$389,099.26
(Recoveries)		46	$107,273.86
Net Losses for Current Collection Period			$281,825.40
Cumulative Net Losses Last Collection Period			$3,370,207.55
Cumulative Net Losses for all Collection Periods			$3,652,032.95

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.49%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.61%	522	$10,596,425.52
61-90 Days Delinquent	0.15%	47	$1,004,109.51
91-120 Days Delinquent	0.05%	13	$304,385.22
Over 120 Days Delinquent	0.05%	16	$340,411.65
Total Delinquent Receivables	1.86%	598	$12,245,331.90

Repossession Inventory:
Repossessed in the Current Collection Period		26	$499,760.05
Total Repossessed Inventory		35	$801,371.95

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3346%
Preceding Collection Period			0.1194%
Current Collection Period			0.5024%
Three Month Average			0.3188%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1490%
Preceding Collection Period			0.2013%
Current Collection Period			0.2008%
Three Month Average			0.1837%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer